SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Stock-Based Compensation (FY) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Expected dividend yield	0.00%	0.00%